Schedule of discounted lease payments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 82,158	$ 91,354
Total discounted lease payments	82,158	91,354
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	30,331	23,693
Total discounted lease payments	30,331	23,693
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	51,827	60,680
Total discounted lease payments	51,827	60,680
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		6,981
Total discounted lease payments		$ 6,981